UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

250 Park Avenue, 10th Floor,

New York, NY 10177-1099
(Address of principal executive offices) (Zip code)

Mr. George A. Needham

250 Park Avenue, 10th Floor,

New York, NY 10177-1099
(Name and address of agent for service)

1-800-625-7071

Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Needham Growth Fund

Institutional Class | NEEIX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Needham Growth Fund ("the Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.

What Were the Fund Costs for the Last six months?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$78	1.19%
*	Annualized
How Did the Fund Perform Over the Last six months and What Affected its Performance?

Performance

For the six-month period ended June 30, 2026, the Needham Growth Fund's Institutional Class returned 65.64% , significantly outperforming the Russell 3000 Index's 10.88% and the Russell Midcap Growth Index's 7.27%.

Equity markets were volatile in the first quarter as war, tariff uncertainty, and a 2025 government-shutdown-related slowdown weighed on many industries, including software, autos, and health care equipment. Volatility continued into April as the closing of the Strait of Hormuz pushed oil above $126 per barrel, but markets rallied sharply after a June memorandum of understanding between the United States and Iran eased tensions, oil prices normalized, and the Information Technology sector led a broad-based recovery.

The key factor affecting the Fund's performance was stock selection, particularly among holdings tied to semiconductor manufacturing, data center infrastructure, and defense. Leading contributors for the period included Vicor Corporation (VICR), PDF Solutions, Inc. (PDFS), FormFactor, Inc. (FORM), and Vishay Intertechnology, Inc. (VSH). The Fund's detractors were small relative to its contributors and included Super Micro Computer, Inc. (SMCI), Thermo Fisher Scientific, Inc. (TMO), and Huntington Ingalls Industries, Inc. (HII).

Investment Themes

The Fund's major investment theme remains the importance of U.S. infrastructure. The Fund invests in lesser-known "pick and shovel" providers behind engineering, manufacturing, and technology development. Portfolio companies sell into data centers, life sciences laboratories, semiconductor and other manufacturing facilities, transportation infrastructure, energy systems, and defense-related markets. The U.S. has underinvested in many of these areas, which may create long-term opportunities.

Four areas present throughout the portfolio are: Semiconductor manufacturing, data centers and artificial intelligence (AI) processing, U.S. manufacturing, and defense technology.

Needham Investment Management LLC, the Fund's adviser, believes the AI buildout remains in an early stage. The Fund's strategy is to invest in companies developing new products and services and to hold those that execute successfully over time.

How Did the Fund Perform Since Inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Institutional Class shares of the Fund since its inception. The graph assumes a $100,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Cumulative Performance
Needham Growth Fund Institutional Class: $454,003
Russell 3000 Index: $373,848
Russell Midcap Growth Index: $324,315
S&P MidCap 400 Growth: $269,079

Annual Average Total Return %
(as of June 30, 2026)
	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class	90.95	14.51	17.27
Russell 3000® Index	22.82	12.31	14.89
Russell Midcap® Growth Index	6.17	6.03	13.19
S&P MidCap 400® Growth	25.89	9.07	10.98

*

The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.

Key Fund Statistics (as of June 30, 2026)
Net Assets	$292,571,662
Number of Holdings	79
Portfolio Turnover	24%

Needham Growth Fund	PAGE 1	SAR-NEEIX-063026

Semi-Annual Shareholder Report | June 30, 2026

What Sectors Did the Fund Invest In? (as of June 30, 2026) (as a percentage of net assets)

Top Ten Issuers (as a percentage of net assets)

Dreyfus Treasury Securities Cash Management	10.3%
PDF Solutions, Inc.	5.3%
Corning, Inc.	3.7%
Lam Research Corp.	3.7%
Vicor Corp.	3.5%
Vishay Intertechnology, Inc.	3.5%
FormFactor, Inc.	3.4%
Marvell Technology, Inc.	3.1%
MKS, Inc.	3.0%
Vertiv Holdings Co.	2.9%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Funds, Inc. documents not be householded, please contact Needham Funds, Inc. at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Funds, Inc. or your financial intermediary.

Needham Growth Fund	PAGE 2	SAR-NEEIX-063026

Needham Growth Fund

Retail Class | NEEGX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Needham Growth Fund ("the Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.

What Were the Fund Costs for the Last six months?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$107	1.62%
*	Annualized
How Did the Fund Perform Over the Last six months and What Affected its Performance?

Performance

For the six-month period ended June 30, 2026, the Needham Growth Fund's Retail Class returned 65.33%, significantly outperforming the Russell 3000 Index's 10.88% and the Russell Midcap Growth Index's 7.27%.

Equity markets were volatile in the first quarter as war, tariff uncertainty, and a 2025 government-shutdown-related slowdown weighed on many industries, including software, autos, and health care equipment. Volatility continued into April as the closing of the Strait of Hormuz pushed oil above $126 per barrel, but markets rallied sharply after a June memorandum of understanding between the United States and Iran eased tensions, oil prices normalized, and the Information Technology sector led a broad-based recovery.

The key factor affecting the Fund's performance was stock selection, particularly among holdings tied to semiconductor manufacturing, data center infrastructure, and defense. Leading contributors for the period included Vicor Corporation (VICR), PDF Solutions, Inc. (PDFS), FormFactor, Inc. (FORM), and Vishay Intertechnology, Inc. (VSH). The Fund's detractors were small relative to its contributors and included Super Micro Computer, Inc. (SMCI), Thermo Fisher Scientific, Inc. (TMO), and Huntington Ingalls Industries, Inc. (HII).

Investment Themes

The Fund's major investment theme remains the importance of U.S. infrastructure. The Fund invests in lesser-known "pick and shovel" providers behind engineering, manufacturing, and technology development. Portfolio companies sell into data centers, life sciences laboratories, semiconductor and other manufacturing facilities, transportation infrastructure, energy systems, and defense-related markets. The U.S. has underinvested in many of these areas, which may create long-term opportunities.

Four areas present throughout the portfolio are: Semiconductor manufacturing, data centers and artificial intelligence (AI) processing, U.S. manufacturing, and defense technology.

Needham Investment Management LLC, the Fund's adviser, believes the AI buildout remains in an early stage. The Fund's strategy is to invest in companies developing new products and services and to hold those that execute successfully over time.

How Did the Fund Perform Over the Past 10 Years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of the Retail Class shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Cumulative Performance
Needham Growth Fund Retail Class: $47,627
Russell 3000 Index: $40,672
Russell Midcap Growth Index: $34,075
S&P MidCap 400 Growth: $30,101

Annual Average Total Return %
(as of June 30, 2026)
	1 Year	5 Year	10 Year
Retail Class	90.12	14.01	16.89
Russell 3000® Index	22.82	12.31	15.06
Russell Midcap® Growth Index	6.17	6.03	13.04
S&P MidCap 400® Growth	25.89	9.07	11.65

*

The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.

Key Fund Statistics (as of June 30, 2026)
Net Assets	$292,571,662
Number of Holdings	79
Portfolio Turnover	24%

Needham Growth Fund	PAGE 1	SAR-NEEGX-063026

Semi-Annual Shareholder Report | June 30, 2026

What Sectors Did the Fund Invest In? (as of June 30, 2026) (as a percentage of net assets)

Top Ten Issuers (as a percentage of net assets)

Dreyfus Treasury Securities Cash Management	10.3%
PDF Solutions, Inc.	5.3%
Corning, Inc.	3.7%
Lam Research Corp.	3.7%
Vicor Corp.	3.5%
Vishay Intertechnology, Inc.	3.5%
FormFactor, Inc.	3.4%
Marvell Technology, Inc.	3.1%
MKS, Inc.	3.0%
Vertiv Holdings Co.	2.9%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Funds, Inc. documents not be householded, please contact Needham Funds, Inc. at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Funds, Inc. or your financial intermediary.

Needham Growth Fund	PAGE 2	SAR-NEEGX-063026

Needham Aggressive Growth Fund

Institutional Class | NEAIX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Needham Aggressive Growth Fund ("the Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.

What Were the Fund Costs for the Last six months?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$78	1.18%
*	Annualized
How Did the Fund Perform Over the Last six months and What Affected its Performance?

Performance

For the six-month period ended June 30, 2026, the Needham Aggressive Growth Fund's Institutional Class returned 66.22%, significantly outperforming the Russell 2000 Growth Index's 22.18% and the Russell 3000 Index's 10.88%.

Equity markets were volatile in the first quarter as war, tariff uncertainty, and a 2025 government-shutdown-related slowdown weighed on many industries, including software, autos, and health care equipment. Volatility continued into April as the closing of the Strait of Hormuz pushed oil above $126 per barrel, but markets rallied sharply after a June memorandum of understanding between the United States and Iran eased tensions, oil prices normalized, and the Information Technology sector led a broad-based recovery.

The key factor affecting the Fund's performance was stock selection, particularly among holdings tied to semiconductor manufacturing, data center infrastructure, and defense. Leading contributors included nLIGHT, Inc. (LASR), which continued to benefit from strength in its laser-based defense business; Vicor Corporation (VICR), which reported strong results tied to AI-related power delivery demand; Arteris, Inc. (AIP), which raised guidance following expanded hyperscaler adoption of its technology; and Vishay Intertechnology, Inc. (VSH), which advanced its capacity expansion plans and raised $750 million to fund growth and reduce debt. The Fund's detractors were small relative to its contributors and included Vital Farms, Inc. (VITL) and Huntington Ingalls Industries, Inc. (HII).

Investment Themes

Needham Investment Management LLC (the "Adviser") looks to invest in companies when they are investing in something new that is supported by an established business. The Fund's major investment theme remains the importance of U.S. infrastructure. The Fund invests in lesser-known "pick and shovel" providers behind engineering, manufacturing, and technology development. Portfolio companies sell into data centers, life sciences laboratories, semiconductor and other manufacturing facilities, transportation infrastructure, energy systems, and defense-related markets. The U.S. has underinvested in many of these areas, which may create long-term opportunities.

Four areas present throughout the portfolio are: Semiconductor manufacturing, data centers and artificial intelligence (AI) processing, U.S. manufacturing, and defense technology.

The Adviser believes the AI buildout remains in an early stage. The Fund's strategy is to invest in companies developing new products and services and to hold those that are successful over time.

How Did the Fund Perform Since Inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Institutional Class shares of the Fund since its inception. The graph assumes a $100,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Cumulative Performance
Needham Aggressive Growth Fund Institutional Class: $692,708
Russell 3000 Index: $373,848
Russell 2000 Growth Index: $273,831

Annual Average Total Return %
(as of June 30, 2026)
	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class	89.98	23.39	22.60
Russell 3000® Index	22.82	12.31	14.89
Russell 2000® Growth Index	38.74	5.57	11.19

*

The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.

Key Fund Statistics (as of June 30, 2026)
Net Assets	$2,611,604,938
Number of Holdings	110
Portfolio Turnover	7%

Needham Aggressive Growth Fund	PAGE 1	SAR-NEAIX-063026

Semi-Annual Shareholder Report | June 30, 2026

What Sectors Did the Fund Invest In? (as of June 30, 2026) (as a percentage of net assets)

Top Ten Issuers (as a percentage of net assets)

Vicor Corp.	6.9%
Arteris, Inc.	5.9%
Vishay Intertechnology, Inc.	4.8%
Dreyfus Treasury Securities Cash Management	4.6%
PDF Solutions, Inc.	4.6%
nLight, Inc.	4.5%
Vertiv Holdings Co.	3.3%
Vishay Precision Group, Inc.	3.3%
CECO Environmental Corp.	3.2%
Oil-Dri Corp. of America	2.7%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Funds, Inc. documents not be householded, please contact Needham Funds, Inc. at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Funds, Inc. or your financial intermediary.

Needham Aggressive Growth Fund	PAGE 2	SAR-NEAIX-063026

Needham Aggressive Growth Fund

Retail Class | NEAGX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Needham Aggressive Growth Fund ("the Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.

What Were the Fund Costs for the Last six months?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$102	1.55%
*	Annualized
How Did the Fund Perform Over the Last six months and What Affected its Performance?

Performance

For the six-month period ended June 30, 2026, the Needham Aggressive Growth Fund's Retail Class returned 65.91%, significantly outperforming the Russell 2000 Growth Index's 22.18% and the Russell 3000 Index's 10.88%.

Equity markets were volatile in the first quarter as war, tariff uncertainty, and a 2025 government-shutdown-related slowdown weighed on many industries, including software, autos, and health care equipment. Volatility continued into April as the closing of the Strait of Hormuz pushed oil above $126 per barrel, but markets rallied sharply after a June memorandum of understanding between the United States and Iran eased tensions, oil prices normalized, and the Information Technology sector led a broad-based recovery.

The key factor affecting the Fund's performance was stock selection, particularly among holdings tied to semiconductor manufacturing, data center infrastructure, and defense. Leading contributors included nLIGHT, Inc. (LASR), which continued to benefit from strength in its laser-based defense business; Vicor Corporation (VICR), which reported strong results tied to AI-related power delivery demand; Arteris, Inc. (AIP), which raised guidance following expanded hyperscaler adoption of its technology; and Vishay Intertechnology, Inc. (VSH), which advanced its capacity expansion plans and raised $750 million to fund growth and reduce debt. The Fund's detractors were small relative to its contributors and included Vital Farms, Inc. (VITL) and Huntington Ingalls Industries, Inc. (HII).

Investment Themes

Needham Investment Management LLC (the "Adviser") looks to invest in companies when they are investing in something new that is supported by an established business. The Fund's major investment theme remains the importance of U.S. infrastructure. The Fund invests in lesser-known "pick and shovel" providers behind engineering, manufacturing, and technology development. Portfolio companies sell into data centers, life sciences laboratories, semiconductor and other manufacturing facilities, transportation infrastructure, energy systems, and defense-related markets. The U.S. has underinvested in many of these areas, which may create long-term opportunities.

Four areas present throughout the portfolio are: Semiconductor manufacturing, data centers and artificial intelligence (AI) processing, U.S. manufacturing, and defense technology.

The Adviser believes the AI buildout remains in an early stage. The Fund's strategy is to invest in companies developing new products and services and to hold those that are successful over time.

How Did the Fund Perform Over the Past 10 Years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of the Retail Class shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Cumulative Performance
Needham Aggressive Growth Fund Retail Class: $79,107
Russell 3000 Index: $40,672
Russell 2000 Growth Index: $30,976

Annual Average Total Return %
(as of June 30, 2026)
	1 Year	5 Year	10 Year
Retail Class	89.23	22.73	22.98
Russell 3000® Index	22.82	12.31	15.06
Russell 2000® Growth Index	38.74	5.57	11.97

*

The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.

Key Fund Statistics (as of June 30, 2026)
Net Assets	$2,611,604,938
Number of Holdings	110
Portfolio Turnover	7%

Needham Aggressive Growth Fund	PAGE 1	SAR-NEAGX-063026

Semi-Annual Shareholder Report | June 30, 2026

What Sectors Did the Fund Invest In? (as of June 30, 2026) (as a percentage of net assets)

Top Ten Issuers (as a percentage of net assets)

Vicor Corp.	6.9%
Arteris, Inc.	5.9%
Vishay Intertechnology, Inc.	4.8%
Dreyfus Treasury Securities Cash Management	4.6%
PDF Solutions, Inc.	4.6%
nLight, Inc.	4.5%
Vertiv Holdings Co.	3.3%
Vishay Precision Group, Inc.	3.3%
CECO Environmental Corp.	3.2%
Oil-Dri Corp. of America	2.7%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Funds, Inc. documents not be householded, please contact Needham Funds, Inc. at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Funds, Inc. or your financial intermediary.

Needham Aggressive Growth Fund	PAGE 2	SAR-NEAGX-063026

Needham Small Cap Growth Fund

Institutional Class | NESIX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Needham Small Cap Growth Fund ("the Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.

What Were the Fund Costs for the Last six months?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$84	1.18%
*	Annualized
How Did the Fund Perform Over the Last six months and What Affected its Performance?

Performance

For the six-month period ended June 30, 2026, the Needham Small Cap Growth Fund's Institutional Class returned 87.13%, significantly outperforming the Russell 2000 Growth Index's 22.18% and the Russell 3000 Index's 10.88%.

Small-cap equities were volatile early in 2026 as the U.S.-Iran war drove oil prices above $100 per barrel and introduced broad market uncertainty. Volatility continued into April with the closing of the Strait of Hormuz, which pushed oil to a peak of $126 per barrel, before a June memorandum of understanding between the United States and Iran eased tensions. Small-cap stocks staged a significant recovery in the second quarter as investor interest in the asset class accelerated, merger and acquisition activity picked up, and Information Technology led market gains.

The key factor affecting the Fund's performance was stock selection, particularly among semiconductor, communications infrastructure, and specialty materials holdings. Leading contributors for the period included Arteris, Inc. (AIP), which reported strong bookings and raised guidance; Vishay Intertechnology, Inc. (VSH), which advanced its capacity expansion strategy; and TTM Technologies, Inc. (TTMI) and nLIGHT, Inc. (LASR), which benefited from improving fundamentals and renewed investor confidence earlier in the period. The Fund's detractors were small relative to its contributors and included CoStar Group, Inc. (CSGP), Harmonic, Inc. (HLIT), and Lantronix, Inc. (LTRX).

Investment Themes

The Fund's major investment theme remains the importance of technology-driven infrastructure and industrial innovation. Portfolio companies sell products and services into data centers, communications infrastructure, semiconductor and advanced manufacturing facilities, defense systems, and specialty material markets. Needham Investment Management LLC, the Fund's investment adviser, believes that many of these industries continue to benefit from long-term capital spending trends and ongoing technological innovation.

How Did the Fund Perform Since Inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Institutional Class shares of the Fund since its inception. The graph assumes a $100,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Cumulative Performance
Needham Small Cap Growth Fund Institutional Class: $563,707
Russell 3000 Index: $373,848
Russell 2000 Growth Index: $273,831

Annual Average Total Return %
(as of June 30, 2026)
	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class	114.10	10.27	19.96
Russell 3000® Index	22.82	12.31	14.89
Russell 2000® Growth Index	38.74	5.57	11.19

*

The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.

Key Fund Statistics (as of June 30, 2026)
Net Assets	$419,641,238
Number of Holdings	70
Portfolio Turnover	80%

Needham Small Cap Growth Fund	PAGE 1	SAR-NESIX-063026

Semi-Annual Shareholder Report | June 30, 2026

What Sectors Did the Fund Invest In? (as of June 30, 2026) (as a percentage of net assets)

Top Ten Issuers (as a percentage of net assets)

Dreyfus Treasury Securities Cash Management	14.3%
Arteris, Inc.	8.7%
Badger Meter, Inc.	5.1%
Vishay Intertechnology, Inc.	5.0%
Ambarella, Inc.	2.8%
Harmonic, Inc.	2.7%
Veeco Instruments, Inc.	2.6%
Calix, Inc.	2.4%
PDF Solutions, Inc.	2.4%
CEVA, Inc.	2.4%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Funds, Inc. documents not be householded, please contact Needham Funds, Inc. at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Funds, Inc. or your financial intermediary.

Needham Small Cap Growth Fund	PAGE 2	SAR-NESIX-063026

Needham Small Cap Growth Fund

Retail Class | NESGX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Needham Small Cap Growth Fund ("the Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.

What Were the Fund Costs for the Last six months?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$127	1.78%
*	Annualized
How Did the Fund Perform Over the Last six months and What Affected its Performance?

Performance

For the six-month period ended June 30, 2026, the Needham Small Cap Growth Fund's Retail Class returned 86.58%, significantly outperforming the Russell 2000 Growth Index's 22.18% and the Russell 3000 Index's 10.88%.

Small-cap equities were volatile early in 2026 as the U.S.-Iran war drove oil prices above $100 per barrel and introduced broad market uncertainty. Volatility continued into April with the closing of the Strait of Hormuz, which pushed oil to a peak of $126 per barrel, before a June memorandum of understanding between the United States and Iran eased tensions. Small-cap stocks staged a significant recovery in the second quarter as investor interest in the asset class accelerated, merger and acquisition activity picked up, and Information Technology led market gains.

The key factor affecting the Fund's performance was stock selection, particularly among semiconductor, communications infrastructure, and specialty materials holdings. Leading contributors for the period included Arteris, Inc. (AIP), which reported strong bookings and raised guidance; Vishay Intertechnology, Inc. (VSH), which advanced its capacity expansion strategy; and TTM Technologies, Inc. (TTMI) and nLIGHT, Inc. (LASR), which benefited from improving fundamentals and renewed investor confidence earlier in the period. The Fund's detractors were small relative to its contributors and included CoStar Group, Inc. (CSGP), Harmonic, Inc. (HLIT), and Lantronix, Inc. (LTRX).

Investment Themes

The Fund's major investment theme remains the importance of technology-driven infrastructure and industrial innovation. Portfolio companies sell products and services into data centers, communications infrastructure, semiconductor and advanced manufacturing facilities, defense systems, and specialty material markets. Needham Investment Management LLC, the Fund's investment adviser, believes that many of these industries continue to benefit from long-term capital spending trends and ongoing technological innovation.

How Did the Fund Perform Over the Past 10 Years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of the Retail Class shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Cumulative Performance
Needham Small Cap Growth Fund Retail Class: $64,612
Russell 3000 Index: $40,672
Russell 2000 Growth Index: $30,976

Annual Average Total Return %
(as of June 30, 2026)
	1 Year	5 Year	10 Year
Retail Class	112.86	9.66	20.51
Russell 3000® Index	22.82	12.31	15.06
Russell 2000® Growth Index	38.74	5.57	11.97

*

The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.

Key Fund Statistics (as of June 30, 2026)
Net Assets	$419,641,238
Number of Holdings	70
Portfolio Turnover	80%

Needham Small Cap Growth Fund	PAGE 1	SAR-NESGX-063026

Semi-Annual Shareholder Report | June 30, 2026

What Sectors Did the Fund Invest In? (as of June 30, 2026) (as a percentage of net assets)

Top Ten Issuers (as a percentage of net assets)

Dreyfus Treasury Securities Cash Management	14.3%
Arteris, Inc.	8.7%
Badger Meter, Inc.	5.1%
Vishay Intertechnology, Inc.	5.0%
Ambarella, Inc.	2.8%
Harmonic, Inc.	2.7%
Veeco Instruments, Inc.	2.6%
Calix, Inc.	2.4%
PDF Solutions, Inc.	2.4%
CEVA, Inc.	2.4%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Funds, Inc. documents not be householded, please contact Needham Funds, Inc. at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Funds, Inc. or your financial intermediary.

Needham Small Cap Growth Fund	PAGE 2	SAR-NESGX-063026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

NEEDHAM GROWTH FUND
NEEDHAM AGGRESSIVE GROWTH FUND
NEEDHAM SMALL CAP GROWTH FUND

Core Financial Statements
June 30, 2026

Needham Growth Fund

Schedule of Investments

As of June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.3%
Aerospace & Defense - 5.0%
AeroVironment, Inc. (a)	28,500	$4,704,495
BWX Technologies, Inc.	5,000	973,250
HEICO Corp.	7,000	2,493,330
Honeywell Aerospace, Inc. (a)	7,500	1,658,100
Huntington Ingalls Industries, Inc.	10,500	2,938,845
Lockheed Martin Corp.	2,250	1,146,285
RTX Corp.	3,000	569,190
		14,483,495
Biotechnology - 0.2%
Gilead Sciences, Inc.	5,000	631,700

Chemicals - 0.9%
Aspen Aerogels, Inc. (a)	350,000	2,219,000
Solstice Advanced Materials, Inc.	4,000	354,400
		2,573,400
Commercial Services & Supplies - 1.6%
Clean Harbors, Inc. (a)	13,000	3,883,750
Waste Management, Inc.	4,000	891,520
		4,775,270
Communications Equipment - 0.2%
KVH Industries, Inc. (a)	47,500	470,725

Construction & Engineering - 1.9%
Centuri Holdings, Inc. (a)	50,000	1,512,000
MasTec, Inc. (a)	4,500	1,872,270
Primoris Services Corp.	14,250	1,412,460
Quanta Services, Inc.	1,000	720,040
		5,516,770
Construction Materials - 0.2%
CRH PLC	5,700	609,900

Diversified Telecommunication Services - 0.3%
Comcast Corp. - Class A	31,500	773,325

Electrical Equipment - 11.2%
Generac Holdings, Inc. (a)	6,000	1,756,860
Hammond Power Solutions, Inc.	18,000	4,406,684
nVent Electric PLC	47,000	7,971,670
Vertiv Holdings Co. - Class A	25,000	8,370,500
Vicor Corp. (a)	27,000	10,254,060
		32,759,774
Electronic Equipment, Instruments & Components - 10.4%
Coherent Corp. (a)	16,500	6,508,755
Corning, Inc.	42,500	10,855,775
TTM Technologies, Inc. (a)	15,000	2,805,300
Vishay Intertechnology, Inc.	190,000	10,218,200
		30,388,030
Energy Equipment & Services - 0.1%
SLB Ltd.	3,500	162,715

Entertainment - 0.8%
Atlanta Braves Holdings, Inc. - Class C (a)	33,000	$1,712,700
Netflix, Inc. (a)	10,000	714,000
		2,426,700
Health Care Equipment & Supplies - 1.4%
Becton Dickinson & Co.	16,750	2,534,777
Medtronic PLC	19,500	1,525,485
		4,060,262
Health Care Providers & Services - 0.9%
Labcorp Holdings, Inc.	6,250	1,750,000
Quest Diagnostics, Inc.	4,500	953,775
		2,703,775
Hotels, Restaurants & Leisure - 0.3%
Vail Resorts, Inc.	6,000	816,900

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	7,500	1,679,250

Insurance - 1.1%
Markel Group, Inc. (a)	1,675	3,271,292

Interactive Media & Services - 1.1%
Alphabet, Inc. - Class A	9,000	3,216,330

IT Services - 1.0%
Akamai Technologies, Inc. (a)	20,000	2,364,200
Unisys Corp. (a)	175,000	640,500
		3,004,700
Life Sciences Tools & Services - 3.3%
Bruker Corp.	37,500	2,256,750
Thermo Fisher Scientific, Inc.	13,250	6,643,020
Waters Corp. (a)	2,266	849,841
		9,749,611
Machinery - 2.2%
Elmet Group Co. (a)	168,750	3,331,125
Franklin Electric Co., Inc.	15,800	1,693,602
Tennant Co.	17,500	1,531,950
		6,556,677
Media - 0.2%
The Trade Desk, Inc. - Class A (a)	34,000	614,720
Versant Media Group, Inc.	1,260	45,373
		660,093
Oil, Gas & Consumable Fuels - 0.2%
Chevron Corp.	4,250	704,480

Professional Services - 2.1%
Jacobs Solutions, Inc.	9,500	1,197,000
Parsons Corp. (a)	95,000	4,977,050
		6,174,050
Real Estate Management & Development - 0.5%
CoStar Group, Inc. (a)	52,500	1,486,800

See accompanying Notes to Financial Statements.

NEEDHAM GROWTH FUND

Schedule of Investments

As of June 30, 2026 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors & Semiconductor Equipment - 34.9% (b)
Analog Devices, Inc.	10,500	$4,170,285
Applied Materials, Inc.	8,250	5,964,750
ASML Holding NV	2,875	5,719,640
Cerebras Systems, Inc. - Class A (a)	89	19,669
Entegris, Inc.	30,000	5,395,800
FormFactor, Inc. (a)(d)	63,000	10,075,590
Lam Research Corp.	25,000	10,833,250
Marvell Technology, Inc.	30,250	9,011,172
MKS, Inc.	20,000	8,896,000
Nova, Ltd. (a)	10,000	5,429,400
PDF Solutions, Inc. (a)	220,000	15,573,800
Photronics, Inc. (a)	57,500	1,870,475
Qnity Electronics, Inc.	17,500	2,857,925
SiTime Corp. (a)	6,000	4,473,360
Teradyne, Inc.	9,000	4,354,560
Veeco Instruments, Inc. (a)	98,050	7,432,190
		102,077,866
Software - 1.2%
Bentley Systems, Inc. - Class B	24,075	719,602
Crowdstrike Holdings, Inc. - Class A (a)	2,000	1,526,280
Microsoft Corp.	1,500	559,530
Salesforce, Inc.	5,000	783,300
		3,588,712
Specialty Retail - 1.1%
CarMax, Inc. (a)	60,000	3,173,400

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	4,750	1,374,460
Hewlett Packard Enterprise Co.	74,000	3,338,140
Super Micro Computer, Inc. (a)(d)	275,000	8,065,750
		12,778,350
TOTAL COMMON STOCKS (Cost $83,865,251)		261,274,352
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Specialized REITs - 0.2%
Equinix, Inc.	525	$547,254
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $563,826)		547,254

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 10.3%
Dreyfus Treasury Securities Cash Management - Institutional Class, 3.53% (c)	30,150,639	30,150,639
TOTAL MONEY MARKET FUNDS (Cost $30,150,639)		30,150,639

TOTAL INVESTMENTS - 99.8% (Cost $114,579,716)		291,972,245
Other Assets in Excess of Liabilities - 0.2%		599,417
TOTAL NET ASSETS - 100.0%		$292,571,662

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

(d)	Security position is either entirely or partially held in a segregated account. The aggregated total market value as of June 30, 2026 is $1,223,550.

Allocation of Portfolio Holdings by Country as of June 30, 2026

	(% of Investments)
United States	$266,309,466	91.2%
United Kingdom	7,971,670	2.7
Netherlands	5,719,640	2.0
Israel	5,429,400	1.9
Canada	4,406,684	1.5
Ireland	2,135,385	0.7
	$291,972,245	100.0%

See accompanying Notes to Financial Statements.

Needham Aggressive Growth Fund

Schedule of Investments

As of June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.0%
Aerospace & Defense - 3.5%
Astronics Corp. (a)	272,500	$22,143,350
Astronics Corp. - Class B (a)	54,500	4,142,000
BWX Technologies, Inc.	82,500	16,058,625
Draganfly, Inc. (a)	1,250,000	6,775,000
Electro Optic Systems Holdings Ltd. (a)	3,155,000	22,498,892
Firefly Aerospace, Inc. (a)	60,000	1,764,000
Huntington Ingalls Industries, Inc.	46,000	12,874,940
Red Cat Holdings, Inc. (a)	362,500	3,860,625
		90,117,432
Building Products - 0.5%
Alpha Pro Tech, Ltd. (a)(b)	642,500	3,610,850
Modine Manufacturing Co. (a)	38,000	10,146,760
		13,757,610
Chemicals - 1.9%
Aspen Aerogels, Inc. (a)	2,075,000	13,155,500
Core Molding Technologies, Inc. (a)	200,100	4,722,360
Ecovyst, Inc. (a)	1,020,000	12,699,000
Northern Technologies International Corp. (b)	800,000	6,848,000
Solstice Advanced Materials, Inc.	142,500	12,625,500
		50,050,360
Commercial Services & Supplies - 0.5%
Clean Harbors, Inc. (a)	42,500	12,696,875

Communications Equipment - 0.8%
ADTRAN Holdings, Inc. (a)	50,000	695,000
Comtech Telecommunications Corp. (a)	764,625	1,605,713
Evertz Technologies Ltd.	102,900	1,385,785
KVH Industries, Inc. (a)	300,000	2,973,000
Lantronix, Inc. (a)(b)	2,400,000	14,112,000
		20,771,498
Construction & Engineering - 3.8%
Centuri Holdings, Inc. (a)	665,000	20,109,600
Everus Construction Group, Inc. (a)	114,000	18,918,300
Keller Group PLC	100,000	3,520,407
Legence Corp. - Class A (a)	67,500	5,753,025
MasTec, Inc. (a)	25,250	10,505,515
Matrix Service Co. (a)(b)	1,435,000	19,659,500
MYR Group, Inc. (a)	39,000	19,515,600
		97,981,947
Construction Materials - 0.5%
CRH PLC	65,000	6,955,000
Smith-Midland Corp. (a)	225,000	6,525,000
		13,480,000
Distributors - 0.0% (c)
Educational Development Corp. (a)(b)	800,000	1,208,000

Diversified Consumer Services - 4.6%
Bright Horizons Family Solutions, Inc. (a)	90,000	6,379,200
Lincoln Educational Services Corp. (a)	1,325,000	66,117,500
Universal Technical Institute, Inc. (a)	1,130,000	48,330,100
		120,826,800
Electrical Equipment - 13.9%
Generac Holdings, Inc. (a)	59,500	$17,422,195
Hammond Power Solutions, Inc.	235,500	57,654,120
nVent Electric PLC	107,500	18,233,075
Vertiv Holdings Co. - Class A	260,750	87,304,315
Vicor Corp. (a)	477,000	181,155,060
		361,768,765
Electronic Equipment, Instruments & Components - 17.1%
908 Devices, Inc. (a)	1,397,650	12,159,555
Arlo Technologies, Inc. (a)	1,690,000	22,781,200
Blackline Safety Corp. (a)	2,125,000	13,589,811
Cognex Corp.	108,000	7,821,360
Elsight Ltd. (a)	2,035,000	10,003,393
Evolv Technologies Holdings, Inc. (a)	3,075,000	17,835,000
LightPath Technologies, Inc. - Class A (a)	959,000	15,679,650
Next Vision Stabilized Systems Ltd.	66,000	5,336,156
nLight, Inc. (a)	1,705,000	118,702,100
Unusual Machines, Inc. (a)	468,500	10,447,550
Vishay Intertechnology, Inc.	2,317,100	124,613,638
Vishay Precision Group, Inc. (a)	579,000	86,797,890
		445,767,303
Energy Equipment & Services - 4.1%
EagleRock Land LLC - Class A (a)	160,000	3,400,000
Energy Services of America Corp.	800,000	15,472,000
Select Water Solutions, Inc.	1,300,000	25,974,000
TETRA Technologies, Inc. (a)	5,090,900	57,679,897
WaterBridge Infrastructure LLC - Class A	112,500	3,855,375
		106,381,272
Entertainment - 0.4%
Atlanta Braves Holdings, Inc. - Class C (a)	218,075	11,318,093

Food Products - 0.5%
Vital Farms, Inc. (a)	1,210,000	14,072,300

Gas Utilities - 0.4%
MDU Resources Group, Inc.	510,000	10,817,100

Health Care Equipment & Supplies - 0.5%
LeMaitre Vascular, Inc.	40,000	3,838,400
Precision Optics Corp, Inc. (a)(b)	1,670,550	8,519,805
		12,358,205
Health Care Providers & Services - 0.2%
Hinge Health, Inc. - Class A (a)	22,500	1,867,500
Labcorp Holdings, Inc.	12,300	3,444,000
		5,311,500
Hotels, Restaurants & Leisure - 1.6%
Genius Sports Ltd. (a)	4,800,000	29,088,000
Life Time Group Holdings, Inc. (a)	305,000	12,456,200
		41,544,200
Household Products - 2.7%
Oil-Dri Corp. of America (b)	686,000	70,116,060

See accompanying Notes to Financial Statements.

NEEDHAM Aggressive GROWTH FUND

Schedule of Investments

As of June 30, 2026 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - 0.4%
Markel Group, Inc. (a)	5,600	$10,936,856

IT Services - 1.6%
Akamai Technologies, Inc. (a)(e)	160,500	18,972,705
Research Solutions, Inc. (a)(b)	3,155,000	7,319,600
Unisys Corp. (a)(b)	3,925,000	14,365,500
		40,657,805
Life Sciences Tools & Services - 0.9%
Bruker Corp.	311,000	18,715,980
CryoPort, Inc. (a)	343,550	5,393,735
		24,109,715
Machinery - 7.2%
3D Systems Corp. (a)	3,025,000	9,135,500
CECO Environmental Corp. (a)	917,500	83,253,950
Elmet Group Co. (a)(b)	2,044,400	40,356,456
Franklin Electric Co., Inc.	95,100	10,193,769
Gorman-Rupp Co.	272,500	24,999,150
Somero Enterprises, Inc.	1,705,000	4,297,046
Tennant Co.	155,000	13,568,700
Twin Disc, Inc.	150,000	3,480,000
		189,284,571
Professional Services - 3.3%
Asure Software, Inc. (a)(b)	2,635,000	20,921,900
CRA International, Inc.	215,506	30,666,504
Jacobs Solutions, Inc.	115,000	14,490,000
Metatek-Group Ltd. (a)(b)	2,750,000	6,941,653
Parsons Corp. (a)	235,000	12,311,650
		85,331,707
Semiconductors & Semiconductor Equipment - 12.7%
Ambiq Micro, Inc. (a)	278,990	24,634,817
ASML Holding NV	3,275	6,515,416
Camtek Ltd. (a)	64,000	10,439,680
Entegris, Inc.	35,000	6,295,100
FormFactor, Inc. (a)	322,500	51,577,425
MKS, Inc.	48,250	21,461,600
Nova, Ltd. (a)	59,650	32,386,371
PDF Solutions, Inc. (a)	1,705,000	120,696,950
Photronics, Inc. (a)	175,000	5,692,750
SiTime Corp. (a)	9,000	6,710,040
Teradyne, Inc.	20,000	9,676,800
Veeco Instruments, Inc. (a)	474,375	35,957,625
		332,044,574
Software - 6.8%
Arteris, Inc. (a)(b)	3,175,000	154,273,250
Bentley Systems, Inc. - Class B	316,250	9,452,712
Box, Inc. - Class A (a)	195,000	5,175,300
Computer Modelling Group Ltd.	600,000	1,514,543
Octave Intelligence PLC - Class B (a)	300,000	4,890,000
Thinkific Labs, Inc. (Canada) (a)(b)	3,600,000	3,172,924
		178,478,729
Specialty Retail - 2.8%
CarMax, Inc. (a)	67,500	$3,570,075
ThredUp, Inc. - Class A (a)(b)	10,175,000	69,698,750
		73,268,825
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	13,700	3,964,232
Super Micro Computer, Inc. (a)(e)	1,250,000	36,662,500
		40,626,732
Trading Companies & Distributors - 0.2%
Transcat, Inc. (a)	60,500	5,612,585

TOTAL COMMON STOCKS (Cost $1,188,350,128)		2,480,697,419

REAL ESTATE INVESTMENT TRUSTS - 0.5%
Specialized REITs - 0.5%
Equinix, Inc.	12,650	13,186,233

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,861,096)		13,186,233

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.6%
Dreyfus Treasury Securities Cash Management - Institutional Class, 3.53% (d)	121,382,448	121,382,448

TOTAL MONEY MARKET FUNDS (Cost $121,382,448)		121,382,448

TOTAL INVESTMENTS - 100.1% (Cost $1,318,593,672)		2,615,266,100
Liabilities in Excess of Other Assets - (0.1)%		(3,661,162)
TOTAL NET ASSETS - 100.0%		$2,611,604,938

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	Affiliated security as defined by the Investment Company Act of 1940.

(c)	Represents less than 0.05% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

(e)	Security position is either entirely or partially held in a segregated account. The aggregated total market value as of June 30, 2026 is $1,149,210.

See accompanying Notes to Financial Statements.

NEEDHAM Aggressive GROWTH FUND

Schedule of Investments

As of June 30, 2026 (Unaudited) (Continued)

Allocation of Portfolio Holdings by Country as of June 30, 2026

	(% of Investments)
United States	$2,371,784,399	90.7%
Canada	87,703,033	3.5
United Kingdom	57,783,135	2.2
Israel	48,162,207	1.8
Australia	32,502,285	1.2
Ireland	6,955,000	0.3
Netherlands	6,515,416	0.2
Puerto Rico	3,860,625	0.1
	$2,615,266,100	100.0%

See accompanying Notes to Financial Statements.

Needham Small Cap Growth Fund

Schedule of Investments

As of June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.5%
Aerospace & Defense - 3.3%
AeroVironment, Inc. (a)	32,500	$5,364,775
Firefly Aerospace, Inc. (a)	92,500	2,719,500
HEICO Corp.	2,500	890,475
Mercury Systems, Inc. (a)	10,000	1,223,300
Red Cat Holdings, Inc. (a)	325,000	3,461,250
		13,659,300
Automobile Components - 0.1%
Mobileye Global, Inc. - Class A (a)	40,000	387,200

Chemicals - 1.9%
Aspen Aerogels, Inc. (a)	600,000	3,804,000
Flotek Industries, Inc. (a)	120,000	2,822,400
Solstice Advanced Materials, Inc.	16,000	1,417,600
		8,044,000
Communications Equipment - 7.7%
ADTRAN Holdings, Inc. (a)	400,000	5,560,000
Calix, Inc. (a)	275,000	10,263,000
Comtech Telecommunications Corp. (a)	39,185	82,288
Harmonic, Inc. (a)	700,000	11,431,000
KVH Industries, Inc. (a)	37,500	371,625
Lantronix, Inc. (a)	750,000	4,410,000
		32,117,913
Construction & Engineering - 3.4%
Centuri Holdings, Inc. (a)	200,000	6,048,000
Everus Construction Group, Inc. (a)	12,500	2,074,375
MasTec, Inc. (a)	2,500	1,040,150
Primoris Services Corp.	50,000	4,956,000
		14,118,525
Diversified Consumer Services - 1.9%
Matthews International Corp. - Class A	300,000	8,076,000

Electrical Equipment - 1.1%
Generac Holdings, Inc. (a)	16,500	4,831,365

Electronic Equipment, Instruments & Components - 19.7%
908 Devices, Inc. (a)	252,970	2,200,839
Arlo Technologies, Inc. (a)	305,000	4,111,400
Badger Meter, Inc.	145,000	21,515,100
Cognex Corp.	65,000	4,707,300
LightPath Technologies, Inc. - Class A (a)	51,000	833,850
nLight, Inc. (a)(c)	125,000	8,702,500
Rogers Corp. (a)	55,000	9,005,150
TTM Technologies, Inc. (a)	10,000	1,870,200
Unusual Machines, Inc. (a)	250,000	5,575,000
Vishay Intertechnology, Inc.	392,900	21,130,162
Vishay Precision Group, Inc. (a)	20,000	2,998,200
		82,649,701
Energy Equipment & Services - 1.5%
TETRA Technologies, Inc. (a)	560,600	6,351,598

Gas Utilities - 0.8%
MDU Resources Group, Inc.	155,000	3,287,550
Hotels, Restaurants & Leisure - 2.4%
Genius Sports Ltd. (a)	125,000	$757,500
Vail Resorts, Inc.	67,500	9,190,125
		9,947,625
IT Services - 0.3%
Akamai Technologies, Inc. (a)	3,000	354,630
Commerce.com, Inc. (a)	120,000	355,200
Unisys Corp. (a)	175,000	640,500
		1,350,330
Life Sciences Tools & Services - 2.7%
Bruker Corp.	94,000	5,656,920
CryoPort, Inc. (a)	373,450	5,863,165
		11,520,085
Machinery - 5.2%
3D Systems Corp. (a)	500,200	1,510,604
CECO Environmental Corp. (a)	40,000	3,629,600
Elmet Group Co. (a)	242,000	4,777,080
Franklin Electric Co., Inc.	43,300	4,641,327
Mayville Engineering Co., Inc. (a)	110,000	4,120,600
Tennant Co.	37,500	3,282,750
		21,961,961
Professional Services - 1.9%
Parsons Corp. (a)	150,000	7,858,500

Real Estate Management & Development - 0.2%
CoStar Group, Inc. (a)	27,000	764,640

Semiconductors & Semiconductor Equipment - 19.5%
Allegro MicroSystems, Inc. (a)	55,000	3,829,100
Ambarella, Inc. (a)	135,000	11,583,000
Ambiq Micro, Inc. (a)	44,710	3,947,893
Axcelis Technologies, Inc. (a)	35,500	6,725,475
CEVA, Inc. (a)	210,000	9,903,600
Cohu, Inc. (a)	50,000	3,695,500
FormFactor, Inc. (a)	2,000	319,860
Kopin Corp. (a)	750,000	3,360,000
Marvell Technology, Inc.	18,000	5,362,020
MKS, Inc.	4,000	1,779,200
PDF Solutions, Inc. (a)	140,000	9,910,600
Photronics, Inc. (a)	200,000	6,506,000
Synaptics, Inc. (a)	30,000	3,726,900
Veeco Instruments, Inc. (a)	145,000	10,991,000
		81,640,148
Software - 11.7%
Arteris, Inc. (a)	752,500	36,563,975
Bentley Systems, Inc. - Class B	146,250	4,371,413
Cleanspark, Inc. (a)	175,000	2,546,250
Netskope, Inc. - Class A (a)	500,000	5,470,000
		48,951,638
Technology Hardware, Storage & Peripherals - 0.5%
Super Micro Computer, Inc. (a)	76,000	2,229,080

See accompanying Notes to Financial Statements.

Needham Small Cap Growth Fund

Schedule of Investments

As of June 30, 2026 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Trading Companies & Distributors - 1.7%
Transcat, Inc. (a)	76,220	$7,070,929

TOTAL COMMON STOCKS (Cost $246,503,838)		366,818,088

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 14.3%
Dreyfus Treasury Securities Cash Management - Institutional Class, 3.53% (b)	60,206,391	60,206,391

TOTAL MONEY MARKET FUNDS (Cost $60,206,391)		60,206,391

TOTAL INVESTMENTS - 101.8% (Cost $306,710,229)		427,024,479
Liabilities in Excess of Other Assets - (1.8)%		(7,383,241)
TOTAL NET ASSETS - 100.0%		$419,641,238

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

(c)	Security position is either entirely or partially held in a segregated account. The aggregated total market value as of June 30, 2026 is $1,392,400.

Allocation of Portfolio Holdings by Country as of June 30, 2026

	(% of Investments)
United States	$422,418,529	98.9%
Puerto Rico	3,461,250	0.8
United Kingdom	757,500	0.2
Israel	387,200	0.1
	$427,024,479	100.0%

See accompanying Notes to Financial Statements.

NEEDHAM FUNDS
Statements of Assets and Liabilities

As of June 30, 2026 (Unaudited)

	Needham Growth Fund	Needham Aggressive Growth Fund	Needham Small Cap Growth Fund
ASSETS:
Investments in unaffiliated securities, at value	$291,972,245	$2,174,141,851	$427,024,479
Investments in affiliated securities, at value	—	441,124,249	—
Receivable for fund shares sold	991,746	5,317,208	2,481,665
Receivable for investments sold	—	4,193,026	—
Dividends receivable	140,551	446,086	358,596
Deposits at broker for securities sold short	—	196,543	—
Foreign currency, at value	—	3,000	—
Dividend tax reclaims receivable	3,510	—	—
Prepaid expenses and other assets	35,583	112,616	65,385
Total assets	293,143,635	2,625,534,579	429,930,125

LIABILITIES:
Payable for investments purchased	163,497	8,626,360	9,434,456
Payable for fund shares redeemed	70,124	2,616,179	389,854
Payable to Adviser	251,602	2,194,898	386,052
Payable to custodian	—	171,413	—
Payable for distribution fees	25,320	118,139	25,271
Payable for expenses and other liabilities	61,430	202,652	53,254
Total liabilities	571,973	13,929,641	10,288,887

NET ASSETS	$292,571,662	$2,611,604,938	$419,641,238

NET ASSETS CONSIST OF:
Capital stock ($0.001, $0.001 and $0.001 per share)	$2,779	$26,227	$10,504
Additional paid-in capital	87,958,701	1,324,879,643	297,063,771
Total distributable earnings	204,610,182	1,286,699,068	122,566,963
Total net assets	$292,571,662	$2,611,604,938	$419,641,238

Institutional Class
Net assets	$163,108,519	$2,011,515,916	$272,377,701
Shares issued and outstanding (800,000,000, 100,000,000 and 100,000,000 shares authorized, $0.00, $0.00 and $0.00 par value)	1,509,795	19,907,852	6,639,330
Net asset value per share	$108.03	$101.04	$41.02

Retail Class
Net assets	$129,463,143	$600,089,022	$147,263,537
Shares issued and outstanding (800,000,000, 100,000,000 and 100,000,000 shares authorized, $0.00, $0.00 and $0.00 par value)	1,269,415	6,319,289	3,865,017
Net asset value per share	$101.99	$94.96	$38.10

COST:
Investments in unaffiliated securities, at cost	$114,579,716	$1,081,984,719	$306,710,229
Investments in affiliated securities, at cost	$—	$236,608,953	$—
Foreign currency, at cost	$—	$2,985	$—

See accompanying Notes to Financial Statements.

NEEDHAM FUNDS
Statements of Operations

For the Period Ended June 30, 2026 (Unaudited)

	Needham Growth Fund	Needham Aggressive Growth Fund	Needham Small Cap Growth Fund
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$877,227	$3,992,944	$1,201,443
Dividend income from affiliated securities	—	283,415	—
Less: dividend withholding taxes	(3,062)	(27,069)	—
Less: issuance fees	(11)	—	—
Total investment income	874,154	4,249,290	1,201,443

EXPENSES:
Investment advisory fee	1,313,646	11,138,457	1,501,330
Distribution expenses - Retail Class	118,812	486,856	73,353
Fund administration and accounting fees	75,104	462,037	73,737
Transfer agent fees	26,086	219,034	26,607
Legal fees	10,787	63,841	10,057
Federal and state registration fees	22,800	51,890	29,061
Reports to shareholders	6,131	51,151	10,054
Audit fees	10,110	49,097	9,487
Custodian fees	8,463	46,127	6,263
Trustees’ fees	2,801	21,279	2,745
Compliance fees	1,955	14,980	1,878
Other expenses and fees	8,141	81,595	5,795
Total expenses	1,604,836	12,686,344	1,750,367
Fees Waived by Investment Adviser	(149,392)	(1,443,183)	(214,175)
Fees Recouped by Investment Adviser	—	—	57,191
Net expenses	1,455,444	11,243,161	1,593,383
NET INVESTMENT LOSS	(581,290)	(6,993,871)	(391,940)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	20,973,282	(2,009,943)	47,298,935
Investments in affiliated securities	—	(1,166,941)	—
Securities sold short	5,276	(5,882)	26,795
Foreign currency transactions	(72)	(30,001)	—
Net realized gain (loss)	20,978,486	(3,212,767)	47,325,730
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	86,582,945	794,333,278	111,670,239
Investments in affiliated securities	—	159,801,812	—
Foreign currency translation	—	(216)	—
Net change in unrealized appreciation (depreciation)	86,582,945	954,134,874	111,670,239
Net realized and unrealized gain (loss)	107,561,431	950,922,107	158,995,969
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$106,980,141	$943,928,236	$158,604,029

See accompanying Notes to Financial Statements.

NEEDHAM GROWTH FUND
Statements of Changes in Net Assets

	Needham Growth Fund
	Period ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$(581,290)	$(1,215,436)
Net realized gain (loss)	20,978,486	19,210,285
Net change in unrealized appreciation (depreciation)	86,582,945	(6,980,817)
Net increase (decrease) in net assets from operations	106,980,141	11,014,032

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	—	(5,508,141)
From earnings - Retail Class	—	(5,163,387)
Total distributions to shareholders	—	(10,671,528)

CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	32,785,336	14,273,138
Shares issued from reinvestment of distributions - Institutional Class	—	5,267,446
Shares issued /(redeemed) in exchange for Retail Class Shares	80,660	671,289
Shares redeemed - Institutional Class	(9,176,422)	(50,011,719)
Shares sold - Retail Class	22,805,157	5,996,805
Shares issued from reinvestment of distributions - Retail Class	—	4,798,660
Shares issued /(redeemed) in exchange for Institutional Class Shares	(80,660)	(671,289)
Shares redeemed - Retail Class	(10,533,078)	(23,004,468)
Net increase (decrease) in net assets from capital transactions	35,880,993	(42,680,138)

NET INCREASE (DECREASE) IN NET ASSETS	142,861,134	(42,337,634)

NET ASSETS:
Beginning of the period	149,710,528	192,048,162
End of the period	$292,571,662	$149,710,528

SHARES TRANSACTIONS
Shares sold - Institutional Class	377,968	226,265
Shares issued from reinvestment of distributions - Institutional Class	—	84,077
Shares issued /(redeemed) in exchange for Retail Class Shares	829	11,495
Shares redeemed - Institutional Class	(105,623)	(811,420)
Shares sold - Retail Class	274,312	105,951
Shares issued from reinvestment of distributions - Retail Class	—	80,922
Shares issued /(redeemed) in exchange for Institutional Class Shares	(878)	(11,495)
Shares redeemed - Retail Class	(123,497)	(394,474)
Total increase (decrease) in shares outstanding	423,111	(708,679)

See accompanying Notes to Financial Statements.

NEEDHAM AGGRESSIVE GROWTH FUND
Statements of Changes in Net Assets

	Needham Aggressive Growth Fund
	Period ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$(6,993,871)	$(7,254,211)
Net realized gain (loss)	(3,212,767)	31,078,286
Net change in unrealized appreciation (depreciation)	954,134,874	187,449,396
Net increase (decrease) in net assets from operations	943,928,236	211,273,471

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	—	(17,950,428)
From earnings - Retail Class	—	(5,557,483)
Total distributions to shareholders	—	(23,507,911)

CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	493,581,382	432,413,122
Shares issued from reinvestment of distributions - Institutional Class	—	17,524,261
Shares issued /(redeemed) in exchange for Retail Class Shares	8,176,959	5,993,868
Shares redeemed - Institutional Class	(187,585,052)	(245,148,497)
Shares sold - Retail Class	182,003,459	74,287,639
Shares issued from reinvestment of distributions - Retail Class	—	4,906,272
Shares issued /(redeemed) in exchange for Institutional Class Shares	(8,176,959)	(5,993,868)
Shares redeemed - Retail Class	(45,979,791)	(64,670,925)
Net increase (decrease) in net assets from capital transactions	442,019,998	219,311,872

NET INCREASE (DECREASE) IN NET ASSETS	1,385,948,234	407,077,432

NET ASSETS:
Beginning of the period	1,225,656,704	818,579,272
End of the period	$2,611,604,938	$1,225,656,704

SHARES TRANSACTIONS
Shares sold - Institutional Class	6,460,754	7,789,225
Shares issued from reinvestment of distributions - Institutional Class	—	304,505
Shares issued /(redeemed) in exchange for Retail Class Shares	97,808	105,670
Shares redeemed - Institutional Class	(2,413,513)	(4,820,956)
Shares sold - Retail Class	2,356,611	1,421,370
Shares issued from reinvestment of distributions - Retail Class	—	90,488
Shares issued /(redeemed) in exchange for Institutional Class Shares	(104,016)	(105,670)
Shares redeemed - Retail Class	(607,816)	(1,351,672)
Total increase (decrease) in shares outstanding	5,789,828	3,432,960

See accompanying Notes to Financial Statements.

NEEDHAM SMALL CAP GROWTH FUND
Statements of Changes in Net Assets

	Needham Small Cap Growth Fund
	Period ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$(391,940)	$(1,042,606)
Net realized gain (loss)	47,325,730	13,833,586
Net change in unrealized appreciation (depreciation)	111,670,239	1,074,453
Net increase (decrease) in net assets from operations	158,604,029	13,865,433

CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	95,554,497	21,238,387
Shares issued /(redeemed) in exchange for Retail Class Shares	123,894	4,497
Shares redeemed - Institutional Class	(67,524,321)	(35,079,008)
Shares sold - Retail Class	91,216,616	2,017,137
Shares issued /(redeemed) in exchange for Intuitional Class Shares	(123,894)	(4,497)
Shares redeemed - Retail Class	(10,137,992)	(12,437,519)
Net increase (decrease) in net assets from capital transactions	109,108,800	(24,261,003)

NET INCREASE (DECREASE) IN NET ASSETS	267,712,829	(10,395,570)

NET ASSETS:
Beginning of the period	151,928,409	162,323,979
End of the period	$419,641,238	$151,928,409

SHARES TRANSACTIONS
Shares sold - Institutional Class	3,098,752	1,100,260
Shares issued /(redeemed) in exchange for Retail Class Shares	4,879	224
Shares redeemed - Institutional Class	(2,198,400)	(1,846,896)
Shares sold - Retail Class	2,907,975	105,293
Shares issued /(redeemed) in exchange for Institutional Class Shares	(5,241)	(224)
Shares redeemed - Retail Class	(327,396)	(690,229)
Total increase (decrease) in shares outstanding	3,480,569	(1,331,572)

See accompanying Notes to Financial Statements.

Needham Growth Fund

Financial Highlights

(For a share outstanding throughout each period/year)

	Institutional Class
	Period ended June 30, 2026	Year ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$65.21	$63.94	$57.63	$45.27	$69.06	$57.36

INVESTMENT OPERATIONS:
Net investment loss (a)	(0.15)	(0.34)	(0.18)	(0.36)	(0.47)	(0.68)
Net realized and unrealized gain (loss) on investments (b)	42.97	6.28	8.88	12.72	(22.54)	17.01
Total from investment operations	42.82	5.94	8.70	12.36	(23.01)	16.33

LESS DISTRIBUTIONS FROM:
Net realized gains	—	(4.67)	(2.39)	—	(0.78)	(4.63)
Total distributions	—	(4.67)	(2.39)	—	(0.78)	(4.63)

Net asset value, end of period	$108.03	$65.21	$63.94	$57.63	$45.27	$69.06

TOTAL RETURN (c)	65.67%	9.59%	15.01%	27.30%	(33.34)%	28.18%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$163,109	$80,645	$110,366	$73,107	$58,441	$115,543
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.40%	1.47%	1.45%	1.50%	1.58%	1.50%
After expense waiver/recoupment(d)	1.19%	1.21%	1.26%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets (d)	(0.36)%	(0.56)%	(0.26)%	(0.69)%	(0.90)%	(1.02)%
Portfolio turnover rate (c)	24%	6%	14%	9%	14%	15%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

Needham Growth Fund

Financial Highlights

(For a share outstanding throughout each period/year)

	Retail Class
	Period ended June 30, 2026	Year ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$61.69	$61.02	$55.34	$43.63	$66.90	$55.89

INVESTMENT OPERATIONS:
Net investment loss (a)	(0.31)	(0.61)	(0.47)	(0.53)	(0.67)	(0.89)
Net realized and unrealized gain (loss) on investments (b)	40.61	5.95	8.54	12.24	(21.82)	16.53
Total from investment operations	40.30	5.34	8.07	11.71	(22.49)	15.64

LESS DISTRIBUTIONS FROM:
Net realized gains	—	(4.67)	(2.39)	—	(0.78)	(4.63)
Total distributions	—	(4.67)	(2.39)	—	(0.78)	(4.63)

Net asset value, end of period	$101.99	$61.69	$61.02	$55.34	$43.63	$66.90

TOTAL RETURN (c)	65.33%	9.06%	14.51%	26.85%	(33.66)%	27.68%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$129,463	$69,065	$81,683	$74,277	$62,117	$101,366
Ratio of expenses to average net assets:
Before expense waiver/recoupment (d)	1.68%	1.74%	1.69%	1.78%	1.85%	1.78%
After expense waiver/recoupment(d)	1.62%	1.70%	1.69%	1.78%	1.85%	1.78%
Ratio of net investment income (loss) to average net assets (d)	(0.79)%	(1.04)%	(0.70)%	(1.07)%	(1.34)%	(1.40)%
Portfolio turnover rate (c)	24%	6%	14%	9%	14%	15%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

Needham Aggressive Growth Fund

Financial Highlights

(For a share outstanding throughout each period/year)

	Institutional Class
	Period ended June 30, 2026	Year ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$60.78	$48.84	$42.52	$30.73	$42.11	$32.49

INVESTMENT OPERATIONS:
Net investment income (loss) (a)	(0.27)	(0.37)	(0.06)	0.08	(0.23)	(0.36)
Net realized and unrealized gain (loss) on investments (b)	40.53	13.53	6.38	11.71	(11.15)	12.86
Total from investment operations	40.26	13.16	6.32	11.79	(11.38)	12.50

LESS DISTRIBUTIONS FROM:
Net realized gains	—	(1.22)	—	—	—	(2.88)
Total distributions	—	(1.22)	—	—	—	(2.88)

Net asset value, end of period	$101.04	$60.78	$48.84	$42.52	$30.73	$42.11

TOTAL RETURN (c)	66.24%	27.09%	14.86%	38.37%	(27.02)%	38.43%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,011,516	$958,125	$604,877	$254,313	$79,891	$76,778
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.37%	1.45%	1.46%	1.52%	1.55%	1.53%
After expense waiver/recoupment(d)	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Ratio of net investment income (loss) to average net assets (d)	(0.70)%	(0.69)%	(0.12)%	0.21%	(0.71)%	(0.95)%
Portfolio turnover rate (c)	7%	16%	7%	7%	11%	12%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

Needham Aggressive Growth Fund

Financial Highlights

(For a share outstanding throughout each period/year)

	Retail Class
	Period ended June 30, 2026	Year ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$57.23	$46.26	$40.47	$29.40	$40.56	$31.58

INVESTMENT OPERATIONS:
Net investment loss (a)	(0.39)	(0.58)	(0.27)	(0.17)	(0.43)	(0.59)
Net realized and unrealized gain (loss) on investments (b)	38.12	12.77	6.06	11.24	(10.73)	12.45
Total from investment operations	37.73	12.19	5.79	11.07	(11.16)	11.86

LESS DISTRIBUTIONS FROM:
Net realized gains	—	(1.22)	—	—	—	(2.88)
Total distributions	—	(1.22)	—	—	—	(2.88)

Net asset value, end of period	$94.96	$57.23	$46.26	$40.47	$29.40	$40.56

TOTAL RETURN (c)	65.93%	26.51%	14.31%	37.65%	(27.53)%	37.54%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$600,089	$267,532	$213,702	$143,772	$55,027	$63,599
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.62%	1.70%	1.65%	1.78%	1.82%	1.82%
After expense waiver/recoupment(d)	1.55%	1.63%	1.67%	1.79%	1.85%	1.86%
Ratio of net investment income (loss) to average net assets (d)	(1.08)%	(1.15)%	(0.58)%	(0.47)%	(1.38)%	(1.62)%
Portfolio turnover rate (c)	7%	16%	7%	7%	11%	12%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

Needham Small Cap Growth Fund

Financial Highlights

(For a share outstanding throughout each period/year)

	Institutional Class
	Period ended June 30, 2026	Year ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$21.91	$19.71	$17.37	$16.40	$24.32	$26.64

INVESTMENT OPERATIONS:
Net investment income (loss) (a)	(0.03)	(0.12)	(0.11)	0.03	(0.14)	(0.31)
Net realized and unrealized gain (loss) on investments (b)	19.14	2.32	2.45	0.94	(7.14)	3.81
Total from investment operations	19.11	2.20	2.34	0.97	(7.28)	3.50

LESS DISTRIBUTIONS FROM:
Net realized gains	—	—	—	—	(0.64)	(5.82)
Total distributions	—	—	—	—	(0.64)	(5.82)

Net asset value, end of period	$41.02	$21.91	$19.71	$17.37	$16.40	$24.32

TOTAL RETURN (c)	87.22%	11.16%	13.47%	5.85%	(29.82)%	11.74%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$272,378	$125,612	$127,703	$120,715	$137,578	$173,855
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.39%	1.46%	1.50%	1.57%	1.62%	1.54%
After expense waiver/recoupment(d)	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Ratio of net investment income (loss) to average net assets (d)	(0.21)%	(0.61)%	(0.59)%	0.16%	(0.76)%	(1.04)%
Portfolio turnover rate (c)	80%	48%	62%	126%	109%	133%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

Needham Small Cap Growth Fund

Financial Highlights

(For a share outstanding throughout each period/year)

	Retail Class
	Period ended June 30, 2026	Year ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$20.41	$18.47	$16.38	$15.50	$23.19	$25.80

INVESTMENT OPERATIONS:
Net investment loss (a)	(0.10)	(0.22)	(0.21)	(0.07)	(0.26)	(0.48)
Net realized and unrealized gain (loss) on investments (b)	17.79	2.16	2.30	0.95	(6.79)	3.69
Total from investment operations	17.69	1.94	2.09	0.88	(7.05)	3.21

LESS DISTRIBUTIONS FROM:
Net realized gains	—	—	—	—	(0.64)	(5.82)
Total distributions	—	—	—	—	(0.64)	(5.82)

Net asset value, end of period	$38.10	$20.41	$18.47	$16.38	$15.50	$23.19

TOTAL RETURN (c)	86.67%	10.50%	12.76%	5.68%	(30.33)%	10.98%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$147,264	$26,317	$34,621	$45,583	$59,054	$112,830
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.66%	1.75%	1.79%	1.84%	1.86%	1.83%
After expense waiver/recoupment(d)	1.78%	1.78%	1.78%	1.80%	1.85%	1.85%
Ratio of net investment income (loss) to average net assets (d)	(0.68)%	(1.22)%	(1.20)%	(0.48)%	(1.47)%	(1.72)%
Portfolio turnover rate (c)	80%	48%	62%	126%	109%	133%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

NEEDHAM FUNDS

Notes to Financial Statements

June 30, 2026 (Unaudited)

1.	ORGANIZATION

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) (each, a “Portfolio” and collectively, the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are “diversified” for purposes of the 1940 Act. Each Portfolio’s investment objective is to seek long-term, tax-efficient capital appreciation. Please refer to the most recently filed Prospectus and Statement of Additional Information for a detailed description of each Portfolio’s investment strategy. The Company was organized as a Maryland corporation on October 12, 1995. NGF, NAGF, and NSCGF each currently offer two classes, the Retail Class and the Institutional Class. The Institutional Class of each Portfolio commenced operations on December 30, 2016.

Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

2.	CLASS SPECIFIC EXPENSES

Class level expenses are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Portfolio. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Portfolio expenses are allocated by class based on relative net assets. Distribution Fees incurred in connection with the Company’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 are expensed at 0.25% of average daily net assets of the Retail Class shares, and the specific amounts are detailed in Note 5.

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation: Portfolio securities for which market quotations are readily available are stated at the last reported sale price reported by the principal exchange for the security as of the exchange’s close of business. Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices. Exchange traded options are valued at the last reported sale price on any exchange on which the option is principally traded. If no sales are reported on a particular day, the options will be valued at the mean between the highest closing bid and lowest asked prices across the exchanges where the option is traded. Non-exchange traded options will also be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, value will be determined in accordance with the fair value procedures described below. All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Portfolio, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the New York Stock Exchange closes, are valued at their fair value as determined in good faith by the Company’s Valuation Designee in accordance with Fair Value Procedures. The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) established by the Valuation Designee. The Company’s Board of Directors (the “Board”) has designated the Portfolios’ investment adviser as the Company’s Valuation Designee.

When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The securities of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. The Portfolios value their investments in money market funds based on their daily net asset values.

NEEDHAM FUNDS

Notes to Financial Statements

June 30, 2026 (Unaudited) (Continued)

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (sold short) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income, distributions to shareholders and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense from securities sold short is recorded on an accrual basis.

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of realized/unrealized gains (losses) arising from changes in the exchange rates are included with the net realized/unrealized gain (loss) from affiliated and unaffiliated securities, securities sold short and foreign currency translations. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss. Realized gain or loss includes net gain or loss on transactions that have terminated by settlement. These instruments involve securities and currency market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the statements of assets and liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts. The Portfolios did not enter into forward currency contracts during the period ended June 30, 2026.

Allocation of Expenses: Expenses directly attributable to a Portfolio are charged directly to that Portfolio, while expenses which are attributable to more than one Portfolio are allocated among the respective Portfolios based upon relative net assets or some other reasonable method.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

Actual results could differ from those estimates.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Distributable net realized gains, if any, are declared and distributed at least annually.

Federal Income Taxes: It is the policy of each Portfolio to continue to qualify as a regulated investment company, as defined in the Internal Revenue Code, by complying with the provisions available to certain investment companies and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for income taxes has been made in the Portfolios’ financial statements.

As of December 31, 2025, the Portfolios did not have any tax positions that did not meet the “more-likely-than- not” threshold of being sustained by the applicable tax authority. Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2025, open Federal and New York tax years include the tax years ended December 31, 2022 through December 31, 2025. The Portfolios have no tax examinations in progress.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

NEEDHAM FUNDS

Notes to Financial Statements

June 30, 2026 (Unaudited) (Continued)

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Portfolio securities listed or traded on securities exchanges, including ADRs, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the times the exchange on which they are traded closes and the time the Portfolios’ net asset values are calculated. These valuations are categorized as Level 2 in the fair value hierarchy.

The following is a summary categorization, as of June 30, 2026, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

Needham Growth Fund(1)

	Level 1	Level 2	Level 3	Total
Assets (2)
Common Stocks	$261,274,352	$—	$—	$261,274,352
Real Estate Investment Trusts	547,254	—	—	547,254
Short-Term Investments	30,150,639	—	—	30,150,639
Total	$291,972,245	$—	$—	$291,972,245

Needham Aggressive Growth Fund(1)

	Level 1	Level 2	Level 3	Total
Assets (2)
Common Stocks	$2,480,697,419	$—	$—	$2,480,697,419
Real Estate Investment Trusts	13,186,233			13,186,233
Short-Term Investments	121,382,448	—	—	121,382,448
Total	$2,615,266,100	$—	$—	$2,615,266,100

Needham Small Cap Growth Fund(1)

	Level 1	Level 2	Level 3	Total
Assets (2)
Common Stocks	$366,818,088	$—	$—	$366,818,088
Short-Term Investments	60,206,391	—	—	60,206,391
Total	$427,024,479	$—	$—	$427,024,479

(1)	During the period ended June 30, 2026, Needham Growth Fund, Needham Aggressive Growth Fund, and Needham Small Cap Growth Fund did not hold Level 2 or Level 3 investments.

(2)	Please refer to the Schedule of Investments to view segregation by industry.

Segment reporting: During the period ended December 31, 2025, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolios’ financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

NEEDHAM FUNDS

Notes to Financial Statements

June 30, 2026 (Unaudited) (Continued)

Needham Investment Management L.L.C. (“the Adviser”) acts as the Company’s chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that the Company has a single operating segment based on the fact that the CODM monitors the operating results of the Company as a whole and that the Company’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Company’s portfolio managers as a team.

The financial information in the form of portfolio composition, total returns, expense ratios and changes in net assets which are used by the CODM to assess the segment’s performance versus comparative benchmarks and to make resource allocation decisions for the Corporation’s single segment, is consistent with that presented within the financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “net assets” and significant segment expenses are listed on the accompanying statement of operations.

4.	INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

The Company has engaged the Adviser to manage its investments pursuant to an Investment Advisory Agreement. The Company pays the Adviser an investment advisory fee at the annual rate of 1.25% of the respective average daily net assets of each Portfolio.

The Adviser has entered into an agreement with the Company (the “Expense Limitation Agreement”) whereby the Adviser has contractually agreed to waive its investment advisory fee for, and to reimburse expenses of, the Institutional Class and Retail Class shares of each Portfolio in an amount that limits annual operating expenses to not more than 1.18% and 1.85% of the average daily net assets of each Portfolio’s Institutional Class and Retail Class, respectively (excluding taxes, interest, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary items, but including the investment advisory fee stated in the Investment Advisory Agreement). The Expense Limitation Agreement is effective for the period from March 31, 2026 through March 31, 2027. The Expense Limitation Agreement shall continue in effect from year to year thereafter only upon mutual agreement of the Company and the Adviser. Similar agreements were in effect for periods prior to March 31, 2026 for NGF and NSCGF. Prior to March 31, 2026, the Adviser had contractually agreed to waive its investment advisory fee for, and to reimburse the expenses of, the Institutional and Retail Class Shares of NGF in an amount that limits annual operating expenses to not more than 1.21% and 1.95% of the average daily net assets of each Portfolio’s Institutional Class and Retail Class, respectively (excluding taxes, interest, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary items, but including the investment advisory fee stated in the Investment Advisory Agreement).

For the periods presented in these financial statements, whenever the reimbursement of expenses and/or the waiver of management fees resulted in different classes of a Portfolio paying different management or custodial fees (or other expenses related to the management of the Portfolio’s assets), the Adviser has waived and/or reimburse such management or custodial fees (or other expenses related to the management of the Portfolio’s assets) to the extent necessary to eliminate such difference.

Any reimbursements or fee waivers made by the Adviser in respect of a Portfolio are subject to recoupment by the Adviser, to the extent that the Portfolio is able to make the repayment within the expense limitation established in the Expense Limitation Agreement. Under the Expense Limitation Agreement, the Adviser has a right to receive from each Portfolio class reimbursement for fee waivers and/or expense reimbursements made pursuant to the Agreement for a period of up to 36 months from the time of any waiver or reimbursement. The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through December 31 of the period indicated:

	2029	2028	2027	2026	Total
NGF (Retail Class)	$—	$—	$—	$—	$—
NGF (Institutional Class)	122,127	221,404	224,261	27,560	595,352
NAGF (Retail Class)	—	—	—	—	—
NAGF (Institutional Class)	1,306,863	1,810,535	1,461,717	7,897,265	4,922,030
NSCGF (Retail Class)	—	5,331	1,149	—	6,480
NSCGF (Institutional Class)	193,637	322,348	396,272	195,855	1,108,112

The Company and U.S. Bancorp Fund Services, LLC (the “Administrator”) are parties to a Fund Administration Servicing Agreement. The Administrator provides administrative and fund accounting services pursuant to this agreement and, in consideration of these services, receives a fee computed daily and paid monthly at an annual rate based on a percentage of the value of each Portfolio’s

NEEDHAM FUNDS

Notes to Financial Statements

June 30, 2026 (Unaudited) (Continued)

assets. The Administrator is also compensated for any out of pocket expenses that are reasonably incurred in carrying out its duties under this agreement. The Administrator also provides transfer agent services pursuant to a Transfer Agent Servicing Agreement for additional fees.

Certain officers of the Company are also officers of the Adviser and/or Needham & Company, LLC (the “Distributor”), an affiliate of the Adviser. Such officers receive no fees from the Company for serving as officers of the Company. Each of the two Directors who is not an “interested person” (as defined in the 1940 Act) of the Company (each, an “Independent Director”) receives a quarterly retainer of $3,750 and a per-meeting fee of $1,000. Each Independent Director is also a member of the Audit Committee of the Board and receives a fee of $1,000 per meeting attended. An affiliate of the Adviser provides an employee to serve as Chief Compliance Officer for the Company and to provide certain related services. The affiliate pays the Chief Compliance Officer’s compensation for acting as such and the Company reimburses the affiliate for the Company’s allocated portion of the expense.

5.	DISTRIBUTION PLAN AND BROKERAGE COMMISSIONS

The Company has adopted an Amended and Restated Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Portfolio may pay compensation to the Distributor or any other distributor or financial institution with which the Company has an agreement with respect to the Retail Class of each Portfolio, with the amount of such compensation not to exceed an annual rate of 0.25% of the daily average net assets of each Portfolio’s Retail Class shares. During the period ended June 30, 2026, NGF, NAGF, and NSCGF Retail Class shares incurred $118,812, $486,856 and $73,353, respectively, pursuant to the Plan.

During the period ended June 30, 2026, NGF, NAGF and NSCGF incurred and paid brokerage commissions to the Distributor in the amount of $7,864, $241,081 and $91,580, respectively.

6.	TEMPORARY BORROWINGS

Each Portfolio may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets.

The Portfolios did not engage in any temporary borrowings during the period ended June 30, 2026.

7.	SHORT SALE TRANSACTIONS

During the period ended June 30, 2026, NGF, NAGF and NSCGF sold securities short. Upon selling a security short, the Portfolios record an asset for the settlement amount as “Deposit with Broker for Securities Sold Short” and a corresponding liability, which is marked-to-market to reflect current value. The broker for the Portfolios’ short sale transactions requires maintenance by each Portfolio of a minimum amount of collateral at all times, regardless of whether any short sales are outstanding. To the extent necessary to meet the broker’s collateral requirements for open short positions, additional securities will be segregated above the minimum to cover the short positions. At June 30, 2026, the market value of securities separately segregated to cover short positions was $1,223,550, $1,149,210 and $1,392,400 in NGF, NAGF and NSCGF, respectively.

NGF, NAGF and NSCGF did not hold any securities sold short as of June 30, 2026.

NEEDHAM FUNDS

Notes to Financial Statements

June 30, 2026 (Unaudited) (Continued)

8.	INVESTMENT TRANSACTIONS

The following summarizes the aggregate amount of the cost of purchases and proceeds from sales of investment securities and securities sold short, excluding short-term securities, during the period ended June 30, 2026:

	Purchases	Sales
NGF
Long Transactions	$33,994,544	$26,958,375
Short Sale Transactions	292,276	287,000
NAGF
Long Transactions	449,449,508	39,094,609
Short Sale Transactions	468,668	475,550
NSCGF
Long Transactions	164,137,582	101,285,866
Short Sale Transactions	584,422	557,627

9.	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of their business, the Portfolios may engage in transactions with off-balance sheet risk, including securities sold short, written options, futures, and forward currency contracts. Transactions in certain financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.

Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by the Portfolios). As a result, short sales create the risk that the Portfolios’ ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.

10.	INDEMNIFICATION

Under the Company’s organizational documents, the Company’s Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NEEDHAM FUNDS

Notes to Financial Statements

June 30, 2026 (Unaudited) (Continued)

11.	TRANSACTIONS WITH AFFILIATES

NAGF owned 5% or more of the voting securities of the following companies during the period ended June 30, 2026. As a result, each of these companies is deemed to be an “affiliated person” (as defined in the 1940 Act) of NAGF (and the other Portfolios). Transactions during the year in affiliated companies were as follows:

Security Name	Value at January 1, 2026	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gains (Losses)	Dividend Income	Value at June 30, 2026	Share Balance June 30, 2026
Alpha Pro Tech, Ltd.	$2,852,700	$—	$—	$758,150	$—	$—	$3,610,850	642,500
Arteris, Inc.	42,803,250	7,102,661	—	104,367,339	—	7	154,273,250	3,175,000
Asure Software, Inc.	24,209,400	569,991	—	(3,857,491)	—	—	20,921,900	2,635,000
Educational Development Corp.	1,056,000	—	—	152,000	—	—	1,208,000	800,000
Lantronix, Inc.	—	16,193,565	—	(2,081,565)	—	—	14,112,000	2,400,000
Matrix Service Co.	16,789,500	—	—	2,870,000	—	—	19,659,500	1,435,000
Metatek-Group, Ltd.	—	9,825,695	—	(2,884,042)	—	—	6,941,653	2,750,000
Northern Technologies International Corp.	5,584,802	743,065	—	520,133	—	7,375	6,848,000	800,000
Oil-Dri Corp of America	31,076,900	3,103,865	—	35,935,295	—	276,033	70,116,060	686,000
Precision Optics Corp, Inc.	3,013,200	3,443,362	—	2,063,243	—	—	8,519,805	1,670,550
Research Solutions, Inc.	9,246,300	27,813	—	(1,954,513)	—	—	7,319,600	3,155,000
The Elmet Group Co.	—	31,466,423	—	8,890,033	—	—	40,356,456	2,044,400
Thinkific Labs, Inc.	4,876,325	219,945	—	(1,923,346)	—	—	3,172,924	3,600,000
ThredUp, Inc.	38,819,250	18,583,982	—	12,295,518	—	—	69,698,750	10,175,000
Unisys Corp.	11,234,856	—	(353,473)	4,651,058	(1,166,941)	—	14,365,500	3,925,000
	$191,562,483	$91,280,367	$(353,473)	$159,801,812	$(1,166,941)	$283,415	$441,124,249

(1)	The value of these securities agrees to the Investments in Affiliated Securities, at Value in the Statement of Assets and Liabilities.

12.	FEDERAL INCOME TAXES

No provision for federal income taxes is required since the Company intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from GAAP, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on securities, including post-October losses (as described below). Permanent differences are generally due to differing treatment of net investment losses and distributions paid in connection with redemptions. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period in which the differences arise. These reclassifications have no effect on net assets or net asset value per share of each Portfolio. For the year ended December 31, 2025, the following table shows the reclassifications made:

	Distributable Earnings/ (Accumulated Deficit)	Paid In Capital
NGF	$(2,407,430)	$2,407,430
NAGF	(347,450)	347,450
NSCGF	1,042,606	(1,042,606)

NEEDHAM FUNDS

Notes to Financial Statements

June 30, 2026 (Unaudited) (Continued)

The tax character distributions paid during 2025 and 2024 were as follows:

	2025	2024
NGF
Ordinary income	—	—
Long-term capital gains	10,671,528	7,667,403
Return of capital	—	—
NAGF
Ordinary income	—	—
Long-term capital gains	23,507,911	—
Return of capital	—	—
NSCGF
Ordinary income	—	—
Long-term capital gains	—	—
Return of capital	—	—

As of December 31, 2025, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
NGF	$59,104,421	$93,073,562	$(2,323,384)	$90,750,178
NAGF	882,914,318	414,304,868	(71,811,414)	342,493,454
NSCGF	143,600,175	27,169,781	(18,687,413)	8,482,368

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment for wash sale losses and as it relates to NAGF Passive Foreign Investment Company income. As of December 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

	NGF	NAGF	NSCGF
Undistributed ordinary income	$—	$277,444	$—
Undistributed long-term capital gains	6,880,114	—	—
Other accumulated appreciation (depreciation)	(250)	(67)	(44,519,434)
Unrealized appreciation (depreciation)	90,750,178	342,493,454	8,482,368
Total accumulated earnings (loss)	$97,630,042	$342,770,831	$(36,037,066)

As of December 31, 2025, the Funds had accumulated capital loss carryovers of:

	Capital Loss Carryover ST	Capital Loss Carryover LT	Expires
NGF	$—	$—	Indefinite
NAGF	$—	$—	Indefinite
NSCGF	$(7,607,383)	$(36,912,051)	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Portfolio’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the year ended December 31, 2025, NGF, NAGF, and NSCGF had $250, $—, and $— of losses to defer, respectively.

NEEDHAM FUNDS

Notes to Financial Statements

June 30, 2026 (Unaudited) (Continued)

13.	SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

NEEDHAM FUNDS

Supplemental Information

June 30, 2026 (Unaudited)

Federal Income Tax Information

For the fiscal year ended December 31, 2025, certain dividends paid by the Portfolios may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income reported as qualified dividend income was as follows:

NGF	0.00%
NAGF	0.00%
NSCGF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025 was as follows:

NGF	0.00%
NAGF	0.00%
NSCGF	0.00%

The percentage of taxable ordinary income distributions that are designed as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

NGF	0.00%
NAGF	0.00%
NSCGF	0.00%

Privacy Policy

It is the policy of the Company to keep personally identifiable financial information about you as an individual (“nonpublic personal information”) confidential, and use or disclose it only as necessary to provide services to you or the Company or as otherwise required or permitted by law. We may collect the following nonpublic personal information about you:

●

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

●

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, other financial information and information about how you vote your shares.

We disclose nonpublic personal information about current and former shareholders to companies that provide necessary services to the Company. These companies include the transfer agent, distributor, administrator and investment adviser as well as other affiliates of the Company. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information and restrict access to this information to those persons who need it to provide services to you or the Company or who are otherwise permitted by law to receive it. In the event that you hold any shares of our funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary governs how your nonpublic personal information is shared with nonaffiliated third parties. If you have any questions concerning the Company’s Privacy Policy, please call 1-800-860-3865.

Disclosure of Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. For the Portfolios, this would be for the fiscal quarters ending March 31 and September 30. Each Portfolio’s Form N-PORT reports are available without charge, upon request, by calling 800-625-7071 or on the SEC’s website at http://www.sec.gov.

NEEDHAM FUNDS

Supplemental Information

June 30, 2026 (Unaudited) (Continued)

Voting Proxies on Company Portfolio Securities

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities and information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 800-625-7071 or on the SEC’s website at http://www.sec.gov.

Household Delivery of Shareholder Documents

To reduce expenses, the Company may mail only one copy of the Portfolios’ prospectuses, proxy statements, information statements, and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolios at 1-800-625-7071 or contact your financial institution. You will begin receiving individual copies thirty days after receiving your request.

Index Disclaimer

The Portfolios have been developed solely by the Adviser. The Portfolios are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 2000® Index and the Russell 3000® Index (together, the “Indexes”) vest in the relevant LSE Group company which owns the Index. “Russell®” is a trade mark of the relevant LSE Group company and is used by any other LSE Group company under license. The Indexes are calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Indexes or (b) investment in or operation of the Portfolios. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Portfolios or the suitability of the Indexes for the purpose to which it is being put by the Adviser.

The source of the data for each of the Indexes is the LSE Group.© LSE Group 2021. All rights in the Indexes or data vest in the relevant LSE Group company which owns the Index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the Indexes or data and no party may rely on any Indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Statement Regarding Liquidity Risk Management Program

The Company has adopted a liquidity risk management program (the “LRMP”) pursuant to the requirements of Rule 22e-4 under the 1940 Act, which requires registered open-end funds (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage fund liquidity risk. The rule is designed to promote effective liquidity risk management throughout the open-end fund industry, thereby reducing liquidity risk—i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

Pursuant to the requirements of Rule 22e-4, the LRMP is required to include policies and procedures reasonably designed to incorporate the following elements, and the LRMP complies with these requirements: (1) assessment, management and periodic review of liquidity risk; (2) classification of each Portfolio’s investments into one of the four liquidity categories in Rule 22e-4; (3) if the Portfolio does not primarily hold assets that are considered highly liquid investments (cash and other investments reasonably expected to be convertible into cash in current market conditions in three business days or less without the conversion into cash significantly changing the market value of the investment), determination of a “highly liquid investment minimum” (as defined in Rule 22e-4, the “HLIM”) and compliance with additional related requirements; (4) prohibition on the acquisition of any “illiquid investment” (as defined in Rule 22e-4) if immediately after the acquisition the Portfolio would have invested more than 15% of its net assets in illiquid investments; and (5) if the Portfolios reserve the right to engage in redemptions in-kind, establishment of policies and procedures regarding how and when the Portfolios will engage in such redemptions in-kind. There have been no material changes to the LRMP since it was initially approved by the Board.

The Board has approved the Adviser to administer the LRMP (the “Program Administrator”). As Program Administrator, the Adviser delegates the day-to-day activities required by the LRMP to a Liquidity Committee comprised of various Company officers and others within the Adviser (the “Liquidity Committee”), and the Liquidity Committee seeks assistance from and works together with Fund Services in effectuating the requirements of the LRMP as necessary.

NEEDHAM FUNDS

Supplemental Information

June 30, 2026 (Unaudited) (Continued)

Pursuant to the requirements of Rule 22e-4, the Board must review, no less frequently than annually, a written report prepared by the Program Administrator that addresses the operation of the program and assesses its adequacy and effectiveness of implementation, including, if applicable, the operation of the HLIM, and any material changes to the program. The Board received a written report in October 2025 (the “Annual Report”).

The Annual Report states that the Adviser, as the Program Administrator, acting primarily through the Liquidity Committee, has assessed the operation of the LRMP and believes that the LRMP is reasonably designed to assess and manage the Portfolios’ liquidity risk and is adequate and effective in its implementation. The Program Administrator and the Liquidity Committee initially determined that each Portfolio primarily holds assets that are highly liquid investments, and the Annual Report states that this determination continues to be maintained so that no Portfolio needs to maintain a HLIM. In addition, the Annual Report states that, since the LRMP was implemented, no Portfolio has breached its limit on illiquid investments.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant's Form N-CSR filed on March 11, 2022.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant's securities are listed.

Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not Applicable

(5)	Change in the registrant's independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period

Not Applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Needham Funds, Inc.

By (Signature and Title)*_/s/ George A. Needham

George A. Needham, President (Principal Executive Officer)

Date 8/21/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*_/s/ George A. Needham _____

George A. Needham, President (Principal Executive Officer)

Date 8/21/2026

By (Signature and Title)*_/s/ James W. Giangrasso _____

James W. Giangrasso, Treasurer and Secretary (Principal Financial Officer)

Date 8/21/2026

* Print the name and title of each signing officer under his or her signature.